Related party transactions - Summary of Related Party Transactions And Balances (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Apr. 01, 2021 CNY (¥)	Apr. 01, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Short-term borrowings	¥ 161,126	$ 25,417			¥ 85,566
Nanjing Agricultural Pharmaceutical [Member] | Twelve Month Interest Free Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							¥ 500	¥ 1,000
Short-term borrowings					¥ 500
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount						¥ 5,700
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount | $				$ 5,000
Debt Instrument, Interest Rate, Stated Percentage	3.50%	3.50%
Loan Agreement [Member] | Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			¥ 33,400	$ 5,000
Debt Instrument, Interest Rate, Stated Percentage			3.50%	3.50%